Balance Sheet Details (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 104,000	$ 106,000
Patent amortization expense	$ 88,000	$ 135,000